Condensed consolidated financial information related to guaranteed debt securities - Balance sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
ASSETS
Property, plant, equipment and intangible assets	$ 82,960		$ 74,934	$ 77,296
Equity accounted investments	2,870	$ 2,801	2,863	2,670
Other non-current assets	9,778		8,655	8,951
Non-current receivables from subsidiaries	0		0	0
Total non-current assets	95,609	93,728	86,452	88,918
Current receivables from subsidiaries	0		0	0
Other current assets	22,962		18,501	19,382
Cash and cash equivalents	5,406	6,618	7,556	6,078
Total current assets	28,368	28,586	26,056	25,460
Assets classified as held for sale	0		0	0
Total assets	123,977	122,313	112,508	114,378
EQUITY AND LIABILITIES
Total equity	45,031	45,117	42,990	41,043	$ 39,885
Non-current liabilities to subsidiaries	0		0	0
Other non-current liabilities	59,147		52,914	53,752
Total non-current liabilities	59,147	57,941	52,914	53,752
Other current liabilities	19,799		16,605	19,583
Current liabilities to subsidiaries	0		0	0
Total current liabilities	19,799	19,255	16,605	19,583
Total liabilities	78,946	77,196	69,518	73,335
Total equity and liabilities	123,977	$ 122,313	112,508	114,378
Equinor ASA [member]
ASSETS
Property, plant, equipment and intangible assets	1,971		502	514
Equity accounted investments	47,298		46,828	41,574
Other non-current assets	3,224		2,741	3,297
Non-current receivables from subsidiaries	25,843		25,524	26,232
Total non-current assets	78,335		75,595	71,616
Current receivables from subsidiaries	3,064		2,379	3,214
Other current assets	16,634		13,082	13,523
Cash and cash equivalents	3,531		6,287	4,893
Total current assets	23,229		21,747	21,629
Assets classified as held for sale			0
Total assets	101,564		97,342	93,246
EQUITY AND LIABILITIES
Total equity	45,013		42,970	41,018
Non-current liabilities to subsidiaries	21		20	21
Other non-current liabilities	29,643		28,416	28,959
Total non-current liabilities	29,665		28,436	28,979
Other current liabilities	7,695		6,955	8,600
Current liabilities to subsidiaries	19,192		18,981	14,647
Total current liabilities	26,886		25,936	23,248
Total liabilities	56,551		54,372	52,227
Total equity and liabilities	101,564		97,342	93,246
Equinor Energy AS [member]
ASSETS
Property, plant, equipment and intangible assets	37,473		33,309	35,306
Equity accounted investments	23,721		23,668	22,704
Other non-current assets	346		381	388
Non-current receivables from subsidiaries	0		0	0
Total non-current assets	61,540		57,358	58,398
Current receivables from subsidiaries	9,691		6,529	4,461
Other current assets	740		927	1,081
Cash and cash equivalents	52		27	7	27
Total current assets	10,483		7,483	5,549
Assets classified as held for sale			0
Total assets	72,022		64,841	63,947
EQUITY AND LIABILITIES
Total equity	29,219		26,706	23,133
Non-current liabilities to subsidiaries	14,114		13,847	14,756
Other non-current liabilities	20,680		17,033	17,053
Total non-current liabilities	34,794		30,880	31,808
Other current liabilities	7,370		6,511	7,575
Current liabilities to subsidiaries	639		744	1,431
Total current liabilities	8,009		7,256	9,006
Total liabilities	42,803		38,135	40,814
Total equity and liabilities	72,022		64,841	63,947
Non-guarantor subsididaries [member]
ASSETS
Property, plant, equipment and intangible assets	43,559		41,140	41,499
Equity accounted investments	1,767		1,697	1,459
Other non-current assets	6,472		5,572	5,317
Non-current receivables from subsidiaries	24		22	23
Total non-current assets	51,821		48,432	48,298
Current receivables from subsidiaries	10,341		13,215	11,219
Other current assets	5,921		4,780	5,358
Cash and cash equivalents	1,824		1,242	1,178	603
Total current assets	18,086		19,237	17,755
Assets classified as held for sale			0
Total assets	69,907		67,668	66,052
EQUITY AND LIABILITIES
Total equity	41,077		42,838	40,454
Non-current liabilities to subsidiaries	11,731		11,679	11,478
Other non-current liabilities	9,099		7,536	7,873
Total non-current liabilities	20,830		19,216	19,351
Other current liabilities	4,735		3,216	3,432
Current liabilities to subsidiaries	3,265		2,398	2,815
Total current liabilities	8,000		5,614	6,247
Total liabilities	28,830		24,830	25,598
Total equity and liabilities	69,907		67,668	66,052
Consolidation adjustments [member]
ASSETS
Property, plant, equipment and intangible assets	(43)		(17)	(23)
Equity accounted investments	(69,916)		(69,330)	(63,067)
Other non-current assets	(264)		(39)	(51)
Non-current receivables from subsidiaries	(25,867)		(25,547)	(26,255)
Total non-current assets	(96,087)		(94,933)	(89,394)
Current receivables from subsidiaries	(23,096)		(22,123)	(18,894)
Other current assets	(333)		(288)	(580)
Cash and cash equivalents	0		0	0	$ 0
Total current assets	(23,430)		(22,411)	(19,473)
Assets classified as held for sale			0
Total assets	(119,516)		(117,343)	(108,867)
EQUITY AND LIABILITIES
Total equity	(70,278)		(69,524)	(63,562)
Non-current liabilities to subsidiaries	(25,866)		(25,547)	(26,255)
Other non-current liabilities	(275)		(71)	(133)
Total non-current liabilities	(26,142)		(25,618)	(26,386)
Other current liabilities	(1)		(78)	(24)
Current liabilities to subsidiaries	(23,096)		(22,123)	(18,893)
Total current liabilities	(23,096)		(22,201)	(18,918)
Total liabilities	(49,238)		(47,819)	(45,304)
Total equity and liabilities	$ (119,516)		$ (117,343)	$ (108,867)